Prepayments, Deposits and Other Receivables, Net - Schedule of Prepayments, Deposits and Other Receivables, Net (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Prepayments, Deposits and Other Receivables, Net [Abstract]
Prepayments of service fee	$ 136,822	$ 144,315
Prepaid research and development consulting fee	12,170,032	6,500,624
Prepayments of goods	2,856,550	1,664,247
Amount due from employees	106,169	950,459
Deposits	119,548	93,673
Third party receivables	3,331,487
Other receivables	630,014	146,579
Less: allowance for impairment of prepayments	(54,702)
Less: allowance for expected credit loss	(722,428)	(142,722)	$ (91,707)
Prepayments, deposits and other current receivables, net	18,573,492	9,357,175
Less: amounts classified as non-current assets	(10,443,032)	(6,035,922)
Amounts classified as current assets	$ 8,130,460	$ 3,321,253